INVESTMENT MANAGEMENT AGREEMENT

THIS AGREEMENT is made by and between LINCOLN PARTNERS GROUP ROYALTY FUND (the “Trust”), a Delaware statutory trust, and LINCOLN FINANCIAL INVESTMENTS CORPORATION (the “Investment Manager”), a Tennessee corporation.

W I T N E S S E T H :

WHEREAS, the Trust has been organized and intends to operate as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, the Trust engages in the business of investing and reinvesting its assets in securities; and

WHEREAS, the Investment Manager is registered under the Investment Advisers Act of 1940 as an investment adviser and engages in the business of providing investment management services; and

WHEREAS, the Trust and the Investment Manager desire to enter into this Agreement.

NOW, THEREFORE, in consideration of the mutual covenants herein contained, and each of the parties hereto intending to be legally bound, it is agreed as follows:

1. The Trust hereby employs the Investment Manager to manage the investment and reinvestment of the Trust’s assets and to administer its affairs, subject to the direction of the Trust’s Board of Trustees and officers for the period and on the terms hereinafter set forth. The Investment Manager hereby accepts such employment and agrees during such period to render the services and assume the obligations herein set forth for the compensation herein provided. The Investment Manager shall for all purposes herein be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized, have no authority to act for or represent the Trust in any way, or in any way be deemed an agent of the Trust. The Investment Manager shall regularly make decisions as to what securities and other instruments to purchase and sell on behalf of the Trust and shall effect the purchase and sale of such investments in furtherance of the Trust’s objectives and policies. The Investment Manager shall furnish the Board of Trustees with such information and reports regarding the Trust’s investments as the Investment Manager deems appropriate or as the Board of Trustees may reasonably request.

2. The Trust shall conduct its own business and affairs and shall bear the expenses and salaries necessary and incidental thereto, including, but not in limitation of the foregoing, the costs incurred in: the maintenance of its corporate existence; the maintenance of its own books, records and procedures; dealing with the Trust’s shareholders; the payment of dividends; transfer of shares, including issuance, redemption and repurchase of shares; preparation of share certificates; reports and notices to shareholders; calling and holding of shareholders’ meetings; miscellaneous office expenses; brokerage costs (including without limitation brokers’ commissions or transactions costs chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party), the Trust’s proportionate share of expenses related to co-investments; custodian fees; legal and accounting fees; taxes; federal and state registration fees; costs of valuation service providers retained by the Trust or the Investment Manager; and payment for portfolio pricing services to a pricing agent, if any. In conducting its own business and affairs, the Trust may utilize its trustees, officers and employees; may utilize the facilities and personnel of the Investment Manager and its affiliates; and may enter into agreements with third parties, either affiliated or non-affiliated, to perform any of these functions. In the conduct of the respective businesses of the parties hereto and in the performance of this Agreement, the Trust, the Investment Manager and its affiliates may share facilities common to each, which may include, without limitation, legal and accounting personnel, with appropriate proration of expenses between them. Directors, officers and employees of the Investment Manager or its affiliates may be directors, trustees and/or officers of any of the investment companies within the Lincoln Financial family. Directors, officers and employees of the Investment Manager or its affiliates who are directors, trustees, and/or officers of these investment companies shall not receive any compensation from such investment companies for acting in such dual capacity.

3. (a) Subject to the primary objective of obtaining the best execution, the Investment Manager may place orders for the purchase and sale of portfolio securities and other instruments with such broker/dealers selected who provide statistical, factual and financial information and services to the Trust, to the Investment Manager, to any sub-adviser (as defined in Paragraph 5 hereof, a “Sub-Adviser”) or to any other fund for which the Investment Manager or any Sub-Adviser provides investment advisory services and/or with broker/dealers who sell shares of the Trust or who sell shares of any other investment company (or series thereof) for which the Investment Manager or any Sub-Adviser provides investment advisory services. Broker/dealers who sell shares of any investment company or series thereof for which the Investment Manager or Sub-Adviser provides investment advisory services shall only receive orders for the purchase or sale of portfolio securities to the extent that the placing of such orders is in compliance with the Rules of the U.S. Securities and Exchange Commission (“SEC”) and FINRA Regulation, Inc. (“FINRA”).

(b) Notwithstanding the provisions of subparagraph (a) above and subject to such policies and procedures as may be adopted by the Board of Trustees and officers of the Trust, the Investment Manager may cause the Trust to pay a member of an exchange, broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange, broker or dealer would have charged for effecting that transaction, in such instances where the Investment Manager has determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such member, broker or dealer, viewed in terms of either that particular transaction or the Investment Manager’s overall responsibilities with respect to the Fund and to other investment companies (or series thereof) and other advisory accounts for which the Investment Manager or any Sub-Adviser exercises investment discretion.

4. The Fund agrees to pay the Investment Manager and the Investment Manager agrees to accept as full compensation for the performance of all functions and duties on its part to be performed pursuant to the provisions hereof, a fee as set forth in Schedule A hereto.

If this Agreement is terminated prior to the end of any calendar month, the management fee shall be prorated for the portion of any month in which this Agreement is in effect according to the proportion which the number of calendar days during which the Agreement is in effect bears to the number of calendar days in the month and shall be payable within 10 calendar days after the date of termination.

5. The Investment Manager may, at its expense, select and contract with one or more Sub-Advisers to perform some or all of the services for the Trust for which it is responsible under this Agreement. The Investment Manager will compensate any Sub-Adviser for its services to the Trust. The Investment Manager may terminate the services of any Sub-Adviser at any time with the approval of the Board of Trustees. At such time, the Investment Manager shall assume the responsibilities of such Sub-Adviser unless and until a successor Sub-Adviser is selected and the approval of the Board of Trustees and any requisite shareholder approval is obtained. The Investment Manager will continue to have responsibility for all advisory services furnished by any Sub-Adviser.

6. The services to be rendered by the Investment Manager to the Trust under the provisions of this Agreement are not to be deemed to be exclusive, and the Investment Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

7. The Investment Manager, its trustees, officers, employees, agents and shareholders may engage in other businesses, may render investment advisory services to other investment companies, or to any other corporation, association, firm or individual, and may render underwriting services to the Trust or to any other investment company, corporation, association, firm or individual.

8. It is understood and agreed that so long as the Investment Manager and/or its advisory affiliates shall continue to serve as the Trust’s investment adviser, other investment companies as may be sponsored or advised by the Investment Manager or its affiliates shall have the right to adopt and to use the words “Lincoln,”, “Lincoln Financial,” “LFI,” or “Lincoln Financial Investments Corporation” in their names and in the names of any series or class of shares of such investment companies.

9. In the absence of willful misfeasance, bad faith, gross negligence, or a reckless disregard of the performance of its duties as the Investment Manager to the Trust, the Investment Manager shall not be subject to liability to the Trust or to any shareholder of the Trust for any action or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security, or otherwise.

10. This Agreement shall be executed and become effective as of the date written below. It shall continue in effect for an initial period of two years and may be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by the vote of a majority of the outstanding voting securities of that Trust and only if the terms and the renewal hereof have been approved by the vote of a majority of the Trustees who are not parties hereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Notwithstanding the foregoing, this Agreement may be terminated at any time, without the payment of a penalty, on not more than sixty days’ written notice to the Investment Manager of the Trust’s intention to do so, pursuant to action by the Board of Trustees or pursuant to the vote of a majority of the outstanding voting securities of the Trust. The Investment Manager may terminate this Agreement at any time, without the payment of a penalty, on sixty days’ written notice to the Trust of its intention to do so. Upon termination of this Agreement, the obligations of the Trust and the Investment Manager with respect to the Trust shall cease and terminate as of the date of such termination, except for any obligation to respond for a breach of this Agreement committed prior to such termination, and except for the obligation of the Trust to pay to the Investment Manager the fee provided in Paragraph 4 hereof, prorated to the date of termination. This Agreement shall automatically terminate in the event of its assignment.

11. This Agreement shall extend to and bind the heirs, executors, administrators and successors of the parties hereto.

12. For the purposes of this Agreement, the terms “vote of a majority of the outstanding voting securities”; “interested persons”; and “assignment” shall have the meaning defined in the 1940 Act.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers and duly attested as of the 2nd day of June, 2025.

LINCOLN PARTNERS GROUP ROYALTY FUND

/s/ Benjamin A. Richer
Name:	Benjamin A. Richer
Title:	Senior Vice President

LINCOLN FINANCIAL INVESTMENTS CORPORATION

/s/ James Hoffmayer
Name:	James Hoffmayer
Title:	Vice President & Chief Accounting Officer

SCHEDULE A

The Fund agrees to pay to the Investment Manager, and the Investment Manager agrees to accept as compensation for the services provided by the Investment Manager hereunder, a management fee (“Management Fee”) and an incentive fee (“Incentive Fee”) as hereinafter set forth.

The Fund shall pay the Investment Manager a Management Fee measured as of the end of each month at the annual rate of 1.25% of the greater of (i) the Fund’s net asset value (i.e., net of fund leverage) and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment (the “Management Fee”). The Management Fee will be payable monthly in arrears based on the average daily value of the Fund’s net assets. The net asset value is calculated prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee payable to the Investment Manager for that month.

The Incentive Fee is accrued monthly and payable annually in arrears in an amount equal to 12.5% of the Fund Income (defined below) for the applicable year. The Fund looks through the total return swap contracts and counts the underlying reference assets as investments for purposes of calculating the Incentive Fee.

“Fund Income” means (1) distributions received by the Fund from the Fund’s Private Portfolio investments; plus (2) distributions received by the Fund of net investment income (or loss) from debt, preferred equity investments and traded securities; minus (3) the Fund’s expenses (excluding the incentive fee and distribution and servicing fees). The distributions received by the Fund from the Fund’s Private Portfolio investments, including the distributions received by the Fund of net investment income (or loss) from debt, preferred equity investments and traded securities, are treated as cash from operations (or income) received by the Fund without regard to the tax characteristics (e.g., income vs. return of capital) of the distributions received. The annual payment of the Incentive Fee will reflect all such distributions received by the Fund, except returns of invested capital that are not derived from the operations of the issuer based on a review by the Fund’s portfolio management team of the issuer’s financial statements and results from business operations.

Fund Income does not include any component of capital gains or capital appreciation. The Investment Manager is not entitled to any incentive fee based on the capital gains or capital appreciation of the Fund or its investments.

A- 1